CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 159,338	$ 143,291	$ 116,920
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment	(9,261)	13,529	(24,801)
Available-for-sale investments:
Change in net unrealized gains (losses)	(592)	(854)	5,102
Less - reclassification adjustment for net gains realized and included in net income			(3,388)
Net change (net of tax effect of $351, $(113) and $113)	(592)	(854)	1,714
Cash flow hedges:
Change in unrealized gains (losses)	(8,630)	6,821	600
Less - reclassification adjustment for net gains (losses) realized and included in net income	4,781	(5,586)	(132)
Net change (net of tax effect of $370, $0 and 0)	(3,849)	1,235	468
Total other comprehensive income (loss)	(13,702)	13,910	(22,619)
Comprehensive income	$ 145,636	$ 157,201	$ 94,301